Derivative Warrant Liabilities (Details) - Schedule of Binomial Model was used to Measure the Derivative Warrant Liability	9 Months Ended
Jul. 31, 2024 Duration $ / shares
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Share Price (in Dollars per share)	$ 1.66
Dividend yield	0.00%
Bottom of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Exercise Price (in Dollars per share)	$ 1.077
Expected life (in Duration) | Duration	3.68
Risk-free interest rate	4.00%
Expected volatility	149.52%
Top of Range [Member]
Schedule of Binomial Model was Used to Measure the Derivative Warrant Liability [Line Items]
Exercise Price (in Dollars per share)	$ 1.6
Expected life (in Duration) | Duration	4.46
Risk-free interest rate	4.07%
Expected volatility	152.96%